Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Text Block]

RELATED PARTY TRANSACTIONS

The General Manager of the Company's Korean branch "EDAP-TMS Korea" is also Chairman of a Korean company named Dae You. EDAP-TMS Korea subcontracts to Dae You the service contract maintenance of our medical devices installed in Korea. The amounts invoiced by Dae You under this contract were € 78 thousand, € 68 thousand and € 65 thousand for 2015, 2014 and 2013 respectively. As of December 31, 2015, payables to Dae You amounted to € 53 thousand. As of December 31, 2014, payables to Dae You amounted to € 25 thousand

Dae You has purchased medical devices from us, which it operates in partnership with hospitals or clinics. These purchases (‘Sales of goods’) amounted to € 408 thousand, € 308 thousand and € 516 thousand in 2015, 2014 and 2013, respectively. As of December 31, 2015, receivables (‘Net trade accounts and notes receivable’) amounted to € 380 thousand. As of December 31, 2014, receivables (‘Net trade accounts and notes receivable’) amounted to € 112 thousand.